CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CAPITAL DEFICIENCY (DEFICIT) - USD ($) $ in Thousands		Series A Redeemable Convertible Preferred Shares	Series A -1 Redeemable Convertible Preferred Shares	Series A -2 Redeemable Convertible Preferred Shares	Series A -3 Redeemable Convertible Preferred Shares	Series A -4 Redeemable Convertible Preferred Shares	Contingently redeemable non- controlling interests Amount	Ordinary shares		Additional paid-in Capital	Accumulated deficit	Total capital deficiency	Total
Balance at Dec. 31, 2022		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 0	$ 3,586		[1]	$ 11,204	$ (21,869)	$ (10,665)	$ 7,567
Balance (in Shares) at Dec. 31, 2022		43,121	10,136	5,051	7,037	0		97,120
Share-based compensation										130		130	130
Net loss							(166)				(4,942)	(4,942)	(5,108)
Issuance of preferred shares, net of issuance cost						$ 411				1		1	412
Issuance of Preferred shares, net of issuance cost (in Shares)						2,413
Balance at Dec. 31, 2023		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411	3,420		[1]	11,335	(26,811)	(15,476)	3,001
Balance (in Shares) at Dec. 31, 2023		43,121	10,136	5,051	7,037	2,413		97,120
Exercise of options	[1]
Exercise of options (in Shares)	[2]							13,780
Share-based compensation									[1]	5,862		5,862	5,862
Share-based compensation (in Shares)								78,650
Issuance of convertible preferred shares upon net exercise of warrants			$ 0			$ 334		$ 0		0			334
Issuance of convertible preferred shares upon net exercise of warrants (in Shares)			140			925
Net loss							(76)				(16,443)	(16,443)	(16,519)
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger		$ (7,307)	$ (2,392)	$ (2,264)	$ (2,683)	$ (745)	(3,344)	$ 1		18,734		18,735	0
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger (in shares)		(43,121)	(10,276)	(5,051)	(7,037)	(3,338)		478,073
Issuance of ordinary shares upon Transactions	[1]
Issuance of ordinary shares upon Transactions (in Shares)								417,375
Issuance of ordinary shares for ELOC holders								$ 1		3,332		3,333	3,333
Issuance of ordinary shares for ELOC holders (in Shares)								763,713
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2		$ 39,263	$ (43,254)	$ (3,989)	$ (3,989)
Balance (in Shares) at Dec. 31, 2024		0	0	0	0	0		1,848,711	[3]

[1]	Represents an amount less than $1
[2]	** Represents exercises of fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.0226 or 0.0226 NIS per share
[3]	**** Net of 421 treasury shares held by the Company as of December 31, 2024